Label	Element	Value
Invesco EQV European Small Company Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco EQV European Small Company Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund considers a small-capitalization issuer to be one that has a market capitalization no larger than the market capitalization of the largest capitalized issuer included in the MSCI ACWI Small Cap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. An issuer’s “market capitalization” is the value of its outstanding stock.

The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund can also invest in depositary receipts, rights and warrants. The Fund may invest up to 10% of its net assets in warrants. A depositary receipt is generally issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Fund can invest without limit in foreign securities in any country, including countries located in developed or emerging markets (i.e., those that are generally in the early stages of their industrial cycles). Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S. Under normal circumstances, the Fund will invest a percentage of its net assets in investments that are economically tied to countries other than the U.S. in an amount equal to at least the lesser of (a) 40%, unless market conditions are not deemed favorable, in which case, at least 30%, or (b) the percentage of foreign issuers represented in the MSCI ACWI Small Cap Index minus 10%. The Fund may invest in securities denominated in U.S. dollars or local foreign currencies.

The Fund may invest up to 10% of its net assets in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).

The Fund can invest in derivative instruments, including forward foreign currency contracts. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting investments for the Fund, the portfolio managers take a long-term time horizon with a focus on a disciplined investment process and an emphasis on balanced portfolio construction. The portfolio managers seek to achieve a balanced portfolio through the diversification of securities that are balanced between size, style and factor risk. The portfolio managers apply a bottom-up, fundamental research investment process comprised of bottom-up due diligence and value analysis. Stock selection is based on a rigorous analytical process that seeks to select the right company (a quality business with a sustainable financial framework, a competitive advantage and good governance), at the right time to buy (when the price is not reflective of the intrinsic value and there is potential for value creation over time), that is a right fit for the portfolio (attractive relative to existing holdings, conducive to maintaining the balance of the overall portfolio and/or reduces portfolio risk).

The portfolio management team will typically sell a security when a more attractive opportunity has been identified that the portfolio managers believe provide a better fit for the portfolio or where the portfolio managers lose confidence in the fundamentals or valuation.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

SUPPLEMENT DATED JUNE 23, 2025 TO THE CURRENT SUMMARY AND STATUTORY PROSPECTUSES
AND STATEMENT OF ADDITIONAL INFORMATION FOR:

Invesco EQV European Small Company Fund

(the “Fund”)

Important Notice Regarding Changes in Fund Name, Fees and Investment Strategies

The purpose of this supplement is to provide you notice of changes to the current Summary and Statutory Prospectuses and Statement of Additional Information (“SAI”) of the above referenced Fund. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and Statement of Additional Information and retain it for future reference.

The Board of Trustees (the “Board”) of AIM Funds Group (Invesco Funds Group) (the “Trust”) approved changes to the name (renaming the Fund “Invesco Global Small Cap Equity Fund”), management fees and principal investment strategies, including revising the 80% investment policy, of the Fund in connection with repositioning the Fund to a global small cap equity fund. Shareholders of the Fund should be aware that, in connection with the Fund’s repositioning, the changes outlined below will be effectuated on June 23, 2025 or on or about August 22, 2025, as applicable.

Due to the repositioning, the Fund may experience a higher than normal portfolio turnover rate, which may result in increased transaction costs and potentially increased capital gain distributions to shareholders.